CORPORATE AND SUBSIDIARY BORROWINGS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
CORPORATE AND SUBSIDIARY BORROWINGS	CORPORATE AND SUBSIDIARY BORROWINGS
The Company and its subsidiaries have bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on the credit facilities is $750 million (2022 – $500 million). The credit facilities bear interest at the specified SOFR or bankers’ acceptance rate plus a spread and have maturity dates of November 2024 ($200 million) and June 2028 ($550 million). As of December 31, 2023, $430 million was drawn on the bilateral credit facilities (2022 – $356 million).
The Company has a $1.0 billion 364-day revolving credit facility, for the purpose of temporarily warehousing investments that will ultimately be transferred into our insurance investment portfolios in the near term. The facility borrowings are secured by the underlying investments related to the credit facility drawings. As of December 31, 2023, the facility had $776 million outstanding (2022 – $804 million).
The Company also has a $500 million 364-day secured facility, maturing in April 2024 (2022 – $1.0 billion, April 2023). As of December 31, 2023 and 2022 the facility was fully drawn.
The Company also has a credit facility with Brookfield maturing in June 2025 that, as of December 31, 2023, permitted borrowings of up to $400 million under the Brookfield Credit Agreement, as discussed in Note 1(b)(v). As of December 31, 2023 and 2022, there were no amounts drawn on the facility.
Subsidiary borrowings of $1.9 billion relate to debt issued at American National and Argo. $1.0 billion matures in 2027 and the remaining $863 million matures between 2033 and 2042.
The above noted facilities require the Company and its subsidiaries to maintain minimum net worth covenants. As of December 31, 2023 and 2022, the Company was in compliance with its financial covenants.
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF DEC. 31, 2023 US$ MILLIONS	Total	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,706	1,276	—	—	—	430	—
Subsidiary borrowings	$1,863	—	—	—	1,000	—	863

	Payments due by year
AS OF DEC. 31, 2022 US$ MILLIONS	Total	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$2,160	1,810	—	—	—	350	—
Subsidiary borrowings	$1,492	—	—	—	—	1,000	492